Related Party Transactions - General (Details) $ in Thousands		1 Months Ended	12 Months Ended				20 Months Ended
	Dec. 31, 2020	Jun. 30, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transactions
Gains (losses) on disposals of non-current assets				$ (572)
Services recognized in general and administrative expenses				47,249	$ 47,385	$ 41,993
Revenue				(674,089)	(668,637)	(618,344)
Voyage expenses and commissions				21,883	23,772	20,374
Net pool allocation					4,264	(17,818)
Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Gains (losses) on disposals of non-current assets		$ (572)
Egypt LNG Shipping Ltd / Associate | GasLog Shipping Company, Ltd.
Related Party Transactions
Ownership interest in associate (in percent)	25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €			€ 10
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees							$ 100
Consultancy arrangement fee per month							$ 12
A.S. Papadimitriou and Partners Law Firm
Related Party Transactions
Services recognized in general and administrative expenses				0	0	4
The Cool Pool Limited / Joint venture
Related Party Transactions
Revenue					(45,253)	(102,253)
Voyage expenses and commissions					8,086	10,154
Net pool allocation					$ 4,264	$ (17,818)
Ceres Shipping Enterprises S.A.
Related Party Transactions
Fee for consultancy services for debt re-financing				$ 1,000